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Sealed Air Corporation
200 Riverfront Boulevard
Elmwood Park, New Jersey 07407-1033
Telephone-(201) 791-7600
Telefax-(201) 703-4113

VIA EDGAR

April 5, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Sealed Air Corporation
Commission File No. 1-12139

Greetings:

        On behalf of Sealed Air Corporation (the "Company"), I enclose for filing under Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the definitive copy of the notice of meeting, proxy statement and form of proxy for the Annual Meeting of Stockholders of the Company to be held on May 18, 2007. No fee is required with this filing.

        The stockholders are being asked to elect the entire Board of Directors of the Company and to ratify the appointment of KPMG LLP as the independent auditor of the Company for the fiscal year ending December 31, 2007. Both the proxy materials and the Company's 2006 Annual Report to Stockholders are expected to be mailed to the Company's stockholders today. The Company's proxy statement being mailed was prepared in a two-column format. Seven copies of the Company's 2006 Annual Report to Stockholders will be mailed to the Commission today, which copies are to be provided solely for the Commission's information pursuant to Rule 14a-3(c) of the Exchange Act.

Very truly yours,
Sealed Air Corporation
By:	/s/ SEAN E. DEMPSEY Sean E. Dempsey Senior Counsel and Assistant Secretary

Enclosures

Copy: New York Stock Exchange, Inc.

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Sealed Air Corporation 200 Riverfront Boulevard Elmwood Park, New Jersey 07407-1033 Telephone-(201) 791-7600 Telefax-(201) 703-4113
Sealed Air Corporation Commission File No. 1-12139